Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Net Loss Per Share
Schedule of basic and diluted loss per share

	For the Year Ended December 31,
	2021	2022	2023
Numerator (RMB in thousands):
Net loss	(1,298,880)	(1,578,403)	(839,528)
Net income attributable to noncontrolling interests	—	(2,754)	(4,113)
Accretions of preferred shares to redemption value	(170,585)	—	—
Net loss attributable to ordinary shareholders	(1,469,465)	(1,581,157)	(843,641)

Denominator:
Weighted average number of ordinary shares outstanding, basic	240,174,108	304,836,318	299,132,894
Weighted average number of ordinary shares outstanding, diluted	240,174,108	304,836,318	299,132,894
Net loss per share, basic (RMB)	(6.12)	(5.19)	(2.82)
Net loss per share, diluted (RMB)	(6.12)	(5.19)	(2.82)

Schedule of ordinary shares equivalents excluded from computation of dilutive net loss per share

	For the Year Ended December 31,
	2021	2022	2023
Share options	24,368,217	5,144,513	3,130,720